Long-Term Debt - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2012
Debt Instrument [Line Items]
Gains (Losses) on Restructuring of Debt	$ 3,200,000
prepayment penalty amount remaining to amortize	3,100,000
Amortization of prepayment penalty on long term debt	5,031,000	4,835,000	0
Prepayment Penalty, Future Amortization Expense [Abstract]
Prepayment penalty	(17,941,000)	(19,766,000)
Long-term debt with contractual maturity longer than five years	176,161,000	151,330,000
Long term debt, callable by the issuer	150,000,000
FHLB Debt Amount Restructured	50,000,000
Broker Repurchase Agreements
Debt Instrument [Line Items]
Debt repurchased during period				300,000,000
Debt repurchased during period, rate				1.75%
Total prepayment penalty	25,000,000
Effective interest rate percentage	3.55%
Prepayment Penalty, Future Amortization Expense [Abstract]
Prepayment penalty	14,800,000
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Two	5,000,000
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Three	5,100,000
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Four	4,700,000
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Debt Instrument [Line Items]
Debt repurchased during period, rate				1.25%
Effective interest rate percentage	3.52%
Prepayment Penalty, Future Amortization Expense [Abstract]
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Two	1,000,000
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Three	1,100,000
Payments of Debt Extinguishment Costs, Amount to be Amortized in Year Four	$ 1,000,000